Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Transactions with non-controlling shareholders of subsidiaries:
Sales	$ 305,681	$ 532,874
Dividends declared	1,000	9,068
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	156,916		$ 116,894
Accounts payable	43,398		36,327
Other payables, accruals and advance receipts	249,218		271,399
Non-controlling shareholders of subsidiaries
Transactions with non-controlling shareholders of subsidiaries:
Sales	29,395	35,933
Purchases	127	3,199
Dividends declared	1,000	$ 9,068
Distribution service	108
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	8,750		7,824
Accounts payable	92		27
Other payables, accruals and advance receipts	$ 324		$ 309